Asset Impairment (Tables)	9 Months Ended
Sep. 30, 2014
Asset Impairment
Schedule of total impairment charges and fair value adjustments on flight equipment

	Predecessor
	Period beginning January 1, 2014 and ending May 13, 2014				Three Months Ended September 30, 2013			Nine Months Ended September 30, 2013
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on flight equipment held for use	—		$—		36	$1,104.6		40		$1,139.8
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	3		21.2		3	8.5		18		87.3	(a)
Impairment charges on aircraft intended to be or designated for part-out	9	(b)	28.0	(c)	6	49.0	(d)	19	(e)	97.8	(c)

Total impairment charges and fair value adjustments on flight equipment	12		$49.2		45	$1,162.1		77		$1,324.9

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified into Flight equipment held for sale. During the nine months ended September 30, 2013, 10 of these aircraft were sold to a third party.

(b)
Four of the nine aircraft were impaired twice during the period beginning January 1, 2014 and ending May 13, 2014.

(c)
Includes charges relating to four engines for the period beginning January 1, 2014 and ending May 13, 2014, and six engines for the nine months ended September 30, 2013.

(d)
Includes charges relating to two engines for the three months ended September 30, 2013.

(e)
One of the 19 aircraft was impaired twice during the nine months ended September 30, 2013.